EMPLOYEE BENEFIT PLANS (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefit plans [Line Items]
Current severance regimen	[1]	$ 106,334	$ 104,352
Severance regimen [Member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1		51,289	52,209
Current service cost		2,562	2,144
Interest cost		3,419	4,020
Benefits paid		(11,298)	(10,233)
Net actuarial (gain) / loss due to assumption changes and plan experience		(7,931)	3,149
Defined obligation, unfunded as of December 31		38,041	51,289
Current severance regimen		106,334	104,352
Total		$ 144,375	$ 155,641

[1]	See severance obligation